WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 138.9%
Alabama - 3.1%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$710,000	$711,059	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,118,526	(a)(b)
Series F	5.500%	12/1/28	2,250,000	2,391,538	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	930,682	(c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,643,446
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,767,510
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,750,000	3,007,787
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,131,243
Project No 2, Series A	4.000%	6/1/24	4,040,000	4,042,347	(a)(b)

Total Alabama				19,744,138

Alaska - 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	804,447
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,335,538	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	696,903
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,671,869

Total Alaska				4,508,757

Arizona - 4.2%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	735,359
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,750,000	1,781,258	(a)(b)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,313,101	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,252,234	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	800,216

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	$2,000,000	$2,107,206
Series 2007	5.000%	12/1/32	12,000,000	12,838,084
Series 2007	5.000%	12/1/37	5,500,000	6,039,045

Total Arizona				26,866,503

Arkansas - 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	1,050,000	1,088,581	(c)

California - 15.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,650,000	2,869,743
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,250,000	2,311,890
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.400%	4/1/24	8,000,000	8,000,828	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	855,378	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,269,619	(a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	519,527
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,400,349	(c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,507,262	(c)(d)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,770,461	(d)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,346,732
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,409,301
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	817,123	(c)

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	$500,000	$506,273	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	526,725	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	1,902,593	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,126,724
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,000,000	5,233,927
Series C	5.000%	7/1/42	2,000,000	2,109,277
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,586,488
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,353,556
Series B	7.000%	11/1/34	2,490,000	3,160,453
Series B	6.500%	11/1/39	8,000,000	10,285,364
Series C	6.500%	11/1/39	2,000,000	2,571,341
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	570,453
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,433,000
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,096,064
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,048,507
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	803,874
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,572,999	(c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	10,635,000	10,845,795	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,550,513	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,076,053

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	$500,000	$536,796
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	800,000	837,093
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,051,067

Total California				100,863,148

Colorado - 5.2%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,000,995
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,647,880
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,337,134	(a)(b)
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	2,500,000	2,333,210
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	802,125
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	3,235,000	3,358,821	(c)(e)
Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,487,215	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	19,416,207

Total Colorado				33,383,587

Connecticut - 1.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	2,000,000	2,140,103
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	514,189
Series B	4.000%	1/15/42	1,250,000	1,277,380

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	$1,150,000	$1,160,711	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,063,732

Total Connecticut				6,156,115

Delaware - 0.1%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	500,701

District of Columbia - 0.6%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	827,953
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,836,280

Total District of Columbia				3,664,233

Florida - 7.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,635,636	(c)
Series A	5.000%	10/1/45	1,000,000	1,005,589	(c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	443,333	(c)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	715,000	720,380	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	5,850,000	6,069,885
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	746,337
Series A, Refunding	5.000%	10/1/30	2,410,000	2,453,597
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	900,000	848,067
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	514,446	(c)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,534,905	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,294,553	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,067,744
Series A, Refunding	5.000%	10/1/49	3,500,000	3,594,223	(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	$9,000,000	$9,032,143
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,097,960	(c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,651,302	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,384,157
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	769,181
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,905,969
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	552,594
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.750%	9/1/54	2,175,000	2,445,257
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,029,847

Total Florida				46,797,105

Georgia - 1.4%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,303,863
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,216,048
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	792,611
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,317,491
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,298,446
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,487,488
Series C	5.000%	9/1/30	1,600,000	1,703,525	(a)(b)

Total Georgia				9,119,472

Guam - 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,242,905

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	$1,100,000	$1,125,760

Illinois - 20.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	2,048,751
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,309,837
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	102,111
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	753,359
Dedicated, Series H	5.000%	12/1/36	500,000	507,798
Dedicated, Series H	5.000%	12/1/46	5,400,000	5,407,521
Series D	5.000%	12/1/46	8,435,000	8,451,988
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,080,955
Series A	5.000%	1/1/44	1,000,000	1,025,343
Series A, Refunding	5.625%	1/1/29	2,000,000	2,095,141
Series A, Refunding	6.000%	1/1/38	2,000,000	2,096,451
Series C, Refunding	5.000%	1/1/25	4,000,000	4,039,708
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,250,000	1,274,456
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,639,444	(c)
Senior Lien, Series D	5.000%	1/1/47	500,000	511,996
Senior Lien, Series D	5.000%	1/1/52	500,000	510,386
Series A, Refunding	5.000%	1/1/31	1,000,000	1,008,098	(c)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,053,316	(c)
Series C	5.000%	1/1/35	2,200,000	2,216,756	(c)
Series C, Refunding	5.000%	1/1/43	750,000	793,924	(c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	905,685	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,264,418
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	520,741
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,730,207
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,002,647
Second Lien, Series A, AGM	5.250%	1/1/53	500,000	545,977
Second Lien, Series A, Refunding	5.000%	1/1/47	2,700,000	2,744,467

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Second Lien, Series B, Refunding	5.000%	1/1/38	$1,500,000	$1,547,378
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	807,848
Second Lien Project	5.000%	11/1/39	500,000	502,908
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,901,510
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,377,070
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	3,610,000	3,797,784
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,101,720
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,474,961
Illinois State Finance Authority Revenue, Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,407,480
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	482,381
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	794,638
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	268,589
Illinois State Toll Highway Authority Revenue:
Senior Series A, Refunding	5.000%	1/1/38	2,000,000	2,346,765
Series A	4.000%	1/1/46	4,000,000	3,941,182
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,051,519
Series 2016	5.000%	11/1/33	3,000,000	3,107,976
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,207,568
Series A	5.000%	3/1/34	2,000,000	2,228,729
Series A	5.000%	5/1/36	940,000	991,036
Series A	5.000%	3/1/37	750,000	823,536
Series A	5.000%	5/1/39	2,600,000	2,713,284
Series A	5.000%	3/1/46	2,250,000	2,374,384
Series A, Refunding	5.000%	10/1/29	5,095,000	5,513,068
Series A, Refunding	5.000%	10/1/30	500,000	541,229
Series C	5.000%	12/1/41	4,000,000	4,374,282
Series D	5.000%	11/1/27	2,400,000	2,553,045
Series D	5.000%	11/1/28	750,000	797,932

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$3,500,000	$3,458,123
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,424,757
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	8,150,000	8,381,233
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,579,889
McCormick Place Expansion Project, Series B-1, Refunding, AGM	0.000%	6/15/47	3,000,000	1,021,890
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	5,750,000	6,401,827

Total Illinois				132,939,002

Indiana - 1.3%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,016,987
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,118,190
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,156,952
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,005,821
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	887,382
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,002,131	(c)

Total Indiana				8,187,463

Iowa - 1.2%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	4,400,000	4,651,745	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	2,500,000	2,633,686
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	713,293

Total Iowa				7,998,724

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.1%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$1,000,000	$1,041,478
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	6,500,000	6,495,975	(a)(b)
Series C	4.000%	6/1/25	5,800,000	5,808,868	(a)(b)

Total Kentucky				13,346,321

Louisiana - 1.7%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,500,000	2,566,625	(c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,115,266
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	2,250,000	2,142,147	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,650,000	4,444,895	(a)(b)

Total Louisiana				11,268,933

Maryland - 0.5%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	500,000	480,306
Morgan State University Project	5.000%	7/1/50	1,150,000	1,171,333
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,828,853

Total Maryland				3,480,492

Massachusetts - 3.0%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	358,394
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,943,013
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,876,329
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	500,010
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	3,078,019
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	951,553
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,545,184	(c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,828,765	(c)
Series E	5.000%	7/1/46	6,980,000	7,346,651	(c)

Total Massachusetts				19,427,918

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.3%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	$1,300,000	$1,279,298
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,229,728
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,162,809
Senior Lien, Series A	5.000%	7/1/46	6,795,000	6,943,077
Senior Lien, Series C, Refunding	5.000%	7/1/35	650,000	675,640
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,046,746	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	633,263
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,530,000	1,536,246
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	253,208
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	285,000	293,857
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,142,629
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,837,272	(c)

Total Michigan				21,033,773

Missouri - 0.7%
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services Projects, Refunding	5.000%	2/1/44	2,710,000	2,620,318
Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	147,038
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,586,974

Total Missouri				4,354,330

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	$2,000,000	$2,012,684

New Hampshire - 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	981,623

New Jersey - 7.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	243,142
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,002,739	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,500,231	(c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	472,692
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,608,348	(c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,196,064
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,011,515	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,078,123
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,534,589
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	757,499
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,332,624
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,584,381
Transportation Program, Series AA	5.000%	6/15/50	5,520,000	5,813,463
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,573,433

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation Program, Series AA, Refunding	5.000%	6/15/38	$3,000,000	$3,424,398
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,317,138
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,088,683
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,153,423
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	780,468
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	829,554

Total New Jersey				47,302,507

New York - 23.1%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,211,051
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	2,000,000	2,066,688
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	502,967
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,963,809
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,750,000	1,712,605
Series A-2	5.000%	5/15/30	2,300,000	2,504,561	(a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	259,541
Series C-1	5.000%	11/15/33	350,000	365,837
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,706,661
Subseries A-1	4.000%	8/1/40	1,250,000	1,271,337
Subseries A-1	5.000%	8/1/47	2,070,000	2,224,873
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	862,253
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	734,808
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,671,873
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,241,572
Second General Resolution, Series CC	5.000%	6/15/48	600,000	622,452
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,059,019

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	$10,250,000	$11,134,160
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,128,605
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,412,611
Non-State Supported Debt, New School University, Series A, Refunding	5.000%	7/1/35	1,900,000	1,927,940
Non-State Supported Debt, SD, Series A, AGM	5.000%	10/1/29	5,000	5,511	(f)
Series B, Refunding	5.000%	2/15/43	5,000	5,398	(f)
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	2,995,000	3,139,030
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	1,000,000	1,051,482
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,850,000	3,021,580
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,448,306
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	7,133,749
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	3,100,000	3,145,044
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,240,595	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,839,316
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,796,060
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,000,000	3,945,569
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	517,544	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	672,137	(c)

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	$1,750,000	$1,809,116	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2020	4.375%	10/1/45	1,750,000	1,726,770	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	2,750,000	3,105,705	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	2,200,000	2,390,386	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,368,159	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	5,100,000	5,354,368	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	5,250,000	5,507,558	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,091,472
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,549,852	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,786,416	(c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	3,187,924
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	6,534,675
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,470,003	(c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	959,903	(c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	928,276	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	263,142
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,596,417	(g)
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	2,093,557
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,876,773
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,680,106

Total New York				148,827,122

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 1.2%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$1,750,000	$1,855,593
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	1,000,000	986,063
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	427,500
The Forest at Duke Project	4.000%	9/1/46	715,000	584,739
The Forest at Duke Project	4.000%	9/1/51	1,000,000	788,634
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,521,251
Series A, Refunding	5.000%	7/1/51	1,500,000	1,518,947

Total North Carolina				7,682,727

North Dakota - 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	3,550,000	2,720,613

Ohio - 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	3,425,000	3,268,676
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,950,000	1,734,639	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,419,278	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,313,382	(a)(b)(c)

Total Ohio				8,735,975

Oklahoma - 0.3%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	1,972,898

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.0%
Multnomah County, OR, SD No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	$1,000,000	$745,732
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,155,372	(a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,637,646

Total Oregon				6,538,750

Pennsylvania - 6.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	501,925
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	268,643
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/29	335,000	336,996
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	379,905	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,151,360
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	2,000,000	2,016,254
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,517,536
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,655,073
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,232,754	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,697,467	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-2, Refunding	5.000%	12/1/48	2,000,000	2,101,336
Series B	5.000%	12/1/45	2,000,000	2,162,917
Series B, Refunding	5.250%	12/1/47	1,500,000	1,676,538
Series C, Refunding	4.000%	12/1/51	2,000,000	1,952,341
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,016,300
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,027,695	(c)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	$500,000	$504,350
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	267,289
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	528,890
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,787,768
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	800,000	834,533
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	2,280,000	2,375,988

Total Pennsylvania				39,993,858

Puerto Rico - 5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,901,848	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,745,336	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	9,911	9,780
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	50,669
Restructured, Series A-1	5.375%	7/1/25	68,034	69,076
Restructured, Series A-1	5.625%	7/1/27	67,418	71,223
Restructured, Series A-1	5.625%	7/1/29	66,323	71,938
Restructured, Series A-1	5.750%	7/1/31	64,420	71,946
Restructured, Series A-1	4.000%	7/1/33	61,087	60,011
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,174,405
Restructured, Series A-1	4.000%	7/1/37	4,065,000	3,882,403
Restructured, Series A-1	4.000%	7/1/41	629,073	584,304
Restructured, Series A-1	4.000%	7/1/46	66,635	60,225
Subseries CW	0.000%	11/1/43	270,075	158,331	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,900,000	768,500	*(h)
Series A	5.050%	7/1/42	450,000	119,250	*(h)
Series XX	5.250%	7/1/40	4,570,000	1,211,050	*(h)
Series ZZ, Refunding	—	7/1/18	1,550,000	406,875	*(i)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$1,240,000	$1,099,486
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,549,185
Restructured, Series A-1	4.550%	7/1/40	300,000	302,326
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,230,703
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,899,017
Restructured, Series A-2	4.329%	7/1/40	8,290,000	8,252,100
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,635,662

Total Puerto Rico				37,385,649

South Carolina - 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	5.458%	3/1/31	1,250,000	1,287,838	(a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	2,550,000	2,495,838
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	527,153	(c)
Series 2018	5.000%	7/1/48	1,750,000	1,787,060	(c)

Total South Carolina				6,097,889

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	722,306

Tennessee - 2.1%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	3,181,907
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,567,875
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	2,250,000	2,469,785
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	520,588
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,034,892
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	5,000,000	5,015,824	(a)(b)

Total Tennessee				13,790,871

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 7.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	$250,000	$257,220
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,659,451
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	2,084,323	(c)
Series B	5.000%	11/15/39	3,270,000	3,458,362	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	4,114,991
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	514,773
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B and C	5.500%	10/1/36	6,000,000	6,619,714
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,880,190	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,658,168
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	6,500,000	6,517,436	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	2,100,000	1,916,754	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,976,557	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	741,082	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,005,837
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	160,000	165,163	(c)
Series 2017	5.000%	11/1/36	160,000	164,097	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	749,998
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	1,013,136
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	847,701
Series B, Refunding	5.000%	1/1/45	2,705,000	2,728,432

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	$400,000	$254,494	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,467,296
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Refunding	5.500%	6/30/41	1,650,000	1,780,709	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	462,926	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,603,881	(c)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	475,732	9,515	*(d)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	200,000	10,000	*(h)

Total Texas				46,662,206

Utah - 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,417,141	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	254,189
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,011,738
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,156,164
Series 2021	4.000%	10/15/36	100,000	96,552
Series 2021	4.000%	10/15/38	500,000	467,727

Total Utah				8,403,511

Virginia - 2.4%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	769,632
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AGM	4.750%	7/1/53	1,250,000	1,293,573
Riverside Health System, Series 2023, AGM	5.250%	7/1/53	500,000	545,709

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	$1,400,000	$1,417,114	(c)
Series B, Refunding	5.000%	7/1/45	2,000,000	2,016,873	(c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	530,730
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	582,932
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	3,000,000	3,273,376	(c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,078,080	(c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,337,437	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,601,164	(c)

Total Virginia				15,446,620

Washington - 1.4%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,000,000	955,760	(c)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,488,794	(c)
Series C	5.000%	5/1/42	1,500,000	1,535,099	(c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	487,481	(d)
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,131,808	(d)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,572,067

Total Washington				9,171,009

Wisconsin - 2.0%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,000,624	(c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	2,106,090
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	684,883

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	$1,800,000	$1,493,525	(d)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	3,000,000	3,094,878
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,760,735

Total Wisconsin				13,140,735

TOTAL MUNICIPAL BONDS (Cost - $882,437,456)				894,687,514

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(j) - 4.2%
New York - 4.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	6,920,000	7,668,643
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	8,480,000	8,388,539
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	11,206,174

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $26,072,816)				27,263,356

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $908,510,272)				921,950,870

SHORT-TERM INVESTMENTS - 1.5%
MUNICIPAL BONDS - 1.5%
Florida - 1.1%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Refunding	3.300%	11/15/32	7,150,000	7,150,000	(k)(l)

New York - 0.0%††
New York City, NY, GO, Subseries A-3, SPA - Bank of Montreal	3.650%	9/1/49	250,000	250,000	(k)(l)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.300%	11/1/60	100,000	100,000	(k)(l)

Total New York				350,000

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	3.750%	12/1/59	$2,300,000	$2,300,000	(k)(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,800,000)				9,800,000

TOTAL INVESTMENTS - 144.6% (Cost - $918,310,272)				931,750,870
Variable Rate Demand Preferred Stock, at Liquidation Value - (44.1)%				(284,075,000)
TOB Floating Rate Notes - (2.2)%				(13,955,000)
Other Assets in Excess of Other Liabilities - 1.7%				10,451,020

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$644,171,890

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The coupon payment on this security is currently in default as of February 29, 2024.

(i)	The maturity principal is currently in default as of February 29, 2024.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	222	6/24	$28,049,100	$28,388,250	$339,150

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report	27

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$894,687,514	—	$894,687,514
Municipal Bonds Deposited in Tender Option Bond Trusts	—	27,263,356	—	27,263,356

Total Long-Term Investments	—	921,950,870	—	921,950,870

Short-Term Investments†	—	9,800,000	—	9,800,000

Total Investments	—	$931,750,870	—	$931,750,870

Other Financial Instruments:
Futures Contracts††	$339,150	—	—	$339,150

Total	$339,150	$931,750,870	—	$932,090,020

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

28	Western Asset Managed Municipals Fund Inc. 2024 Quarterly Report